Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments (Textual)
Cash and cash equivalents and short term deposits	$ 6,684	$ 7,435
Bottom of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate	0.02%
Top of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate	2.87%